Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net income	¥ 232,445	¥ 254,109	¥ 252,703
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	133,735	(54,086)	(126,918)
Net unrealized gains and losses on securities	3,265	(2,116)	(146)
Net gains and losses on derivative instruments	(4,880)	(449)	767
Pension liability adjustments	(12,787)	(38,377)	(9,327)
Other comprehensive income (loss), Net-of-tax amount	119,333	(95,028)	(135,624)
Comprehensive income (Note 14)	351,778	159,081	117,079
Less: Comprehensive income (loss) attributable to noncontrolling interests	10,824	1,765	(563)
Comprehensive income attributable to Canon Inc.	¥ 340,954	¥ 157,316	¥ 117,642